SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No.               22        (File No. 2-97636)     [X]
                                        ---------

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.                              22        (File No. 811-4299)    [X]
                                        ---------


                           IDS LIFE SERIES FUND, INC.
--------------------------------------------------------------------------------

                 IDS Tower 10, Minneapolis, Minnesota 55440-0010
--------------------------------------------------------------------------------

                                 (612) 671-7981
--------------------------------------------------------------------------------

          Colin M. Lancaster - IDS Tower 10, Minneapolis, MN 55440-0010
--------------------------------------------------------------------------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately  upon filing  pursuant to paragraph (b)
[X] on July 2, 1998 pursuant to paragraph  (b) of rule 485
[ ] 60 days after filing  pursuant to paragraph  (a)(1)
[ ] on (date) pursuant to paragraph (a)(1) of rule 485
[ ] 75 days after filing pursuant to paragraph  (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus, statement of additional information and financial statements contained in Post-Effective Amendment #21 to Registration Statement No. 2-97636 filed on or about June 25, 1998 are incorporated herein by reference.

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)     FINANCIAL STATEMENTS:

List of financial statements filed as part of this Post-Effective Amendment to the Registration Statement:

Registrant's annual report to shareholders filed electronicaly on or about June 25, 1998 is incorporated herein by reference.

(b)      EXHIBITS:

1. Copy of Articles of Incorporation as amended December 20, 1994, filed electronically as Exhibit 1 with Post-Effective Amendment No. 18 to Registration Statement No. 2-97636, is incorporated herein by reference.

2. Copy of By-laws, filed electronically as Exhibit 2 with Post-Effective Amendment No. 15 to Registration Statement No. 2-97636, is incorporated herein by reference.

3.   Not Applicable.

4. Copy of Stock Certificate, filed as Exhibit No. 3 to Registrant's Registration Statement No. 2-97636, is incorporated herein by reference.

5. (a) Copy of Investment Management and Services Agreement between IDS Life Insurance Company and the Registrant dated December 17, 1985, filed electronically as Exhibit 5(a) with Post-Effective Amendment No. 15 to Registration Statement No. 2-97636, is incorporated herein by reference.

     (b) Copy of Investment Advisory Agreement between IDS Life Insurance Company and IDS/American Express Inc., dated July 11, 1984, filed electronically as Exhibit 5(b) with Post-Effective Amendment No. 15 to Registration Statement No. 2-97636, is incorporated herein by reference.

     (c) Addendum to Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation for IDS Life International Equity Portfolio, dated January 1, 1995, filed electronically as Exhibit 5(c) with Post Effective Amendment No. 20 to Registration Statement No. 2-97636, is incorporated herein by reference.


6.   Not Applicable.

7. All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount equal to 15 percent of their annual salaries, the maximum amount permitted under Section 404 (a) of the Internal Revenue Code.

8. (a) Copy of Custodian Agreement between IDS Trust Company and Registrant dated January 1, 1986, filed electronically as Exhibit 8 with Post-Effective Amendment No. 15 to Registration Statement No. 2-97636, is incorporated herein by reference.

     (b) Copy of Custody Agreement between Morgan Stanley Trust Company and IDS Bank and Trust, dated May 1993, is filed electronically as Exhibit 8(b) with Post-Effective Amendment No. 17 to Registration Statement No. 2-97636, is incorporated herein by reference.

9.   None.


10.  Opinion  of  counsel  and  consent  to its  use as to the  legality  of the securities registered, filed electronically as Exhibit 10 with Post-Effective Amendment No. 21 to Registration Statement No. 2-97636, is incorporated herein by reference.

11. Independent Auditors' Consent, filed electronically as Exhibit 11 with Post-Effective Amendment No. 21 to Registration Statement No. 2-97636, is incorporated herein by reference.


12.  None.

13.  None.

14.  None.

15.  None.

16. Copy of Schedule for computation of each performance quotation, filed electronically as Exhibit 8(b) with Post-Effective Amendment No. 18 to Registration Statement No. 2-97636, is incorporated herein by reference.


17.  Financial  Data  Schedule - Not Applicable.


18. Power of Attorney dated April 11, 1997, filed electronically as Exhibit 17 with Post-Effective Amendment No. 20 to Registration Statement No. 2-97636, is incorporated herein by reference.

Item 25. Persons Controlled by or Under Common Control with Registrant

                  Not Applicable.

Item 26. Number of Holders of Securities

                  (1)                      (2)

                                           Number of Record Holders as
                                           of June 15, 1998 for Equity,
                                           Government Securities,
                                           Income, Managed and Money
                  Title of Class           Market Portfolios
                  Common Stock                      5

                                           Number of Record Holders
                                           as of June 15, 1998 for
                  Title of Class           International Equity Portfolio
                  Common Stock                      2

Item 27. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 28.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

----------------------------- ----------------------------- ---------------------------- ----------------------------

Name and Title                Other company(s)              Address                      Title within other
                                                                                         company(s)
----------------------------- ----------------------------- ---------------------------- ----------------------------
Ronald G. Abrahamson,         American Express Client       IDS Tower 10                 Director and Vice President
Vice President                Service Corporation           Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              North Dakota Public                                        Director and Vice President
                              Employee Payment Company
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas A. Alger,             American Express Financial    IDS Tower 10                 Senior Vice President
Senior Vice President         Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Peter J. Anderson,            Advisory Capital Strategies   IDS Tower 10                 Director
Director and Senior Vice      Group Inc.                    Minneapolis, MN 55440
President

                              American Express Asset                                     Director and Chairman of
                              Management Group Inc.                                      the Board

                              American Express Asset                                     Director, Chairman of the
                              Management International,                                  Board and Executive Vice
                              Inc.                                                       President

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              IDS Capital Holdings Inc.                                  Director and President

                              IDS Futures Corporation                                    Director

                              NCM Capital Management        2 Mutual Plaza               Director
                              Group, Inc.                   501 Willard Street
                                                            Durham, NC  27701
----------------------------- ----------------------------- ---------------------------- ----------------------------

Ward D. Armstrong,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Service                                   Vice President
                              Corporation

                              American Express Trust                                     Director and Chairman of
                              Company                                                    the Board
----------------------------- ----------------------------- ---------------------------- ----------------------------

John M. Baker,                American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Trust                                     Senior Vice President
                              Company
----------------------------- ----------------------------- ---------------------------- ----------------------------

Joseph M. Barsky III,         American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Robert C. Basten,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,          American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Executive Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

John C. Boeder,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company    Box 5144                     Director
                              of New York                   Albany, NY 12205
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas W. Brewers,           American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Karl J. Breyer,               American Express Financial    IDS Tower 10                 Senior Vice President
Director, Senior Vice         Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Minnesota                                 Director
                              Foundation
----------------------------- ----------------------------- ---------------------------- ----------------------------

Daniel J. Candura,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Cynthia M. Carlson,           American Enterprise           IDS Tower 10                 Director, President and
Vice President                Investment Services Inc.      Minneapolis, MN 55440        Chief Executive Officer

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Express Service                                   Vice President
                              Corporation
----------------------------- ----------------------------- ---------------------------- ----------------------------

Mark W. Carter,               American Express Financial    IDS Tower 10                 Senior Vice President and
Senior Vice President and     Advisors Inc.                 Minneapolis, MN 55440        Chief Marketing Officer
Chief Marketing Officer

                              IDS Life Insurance Company                                 Executive Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

James E. Choat,               American Enterprise Life      IDS Tower 10                 Director, President and
Senior Vice President         Insurance Company             Minneapolis, MN 55440        Chief Executive Officer

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Kenneth J. Ciak,              AMEX Assurance Company        IDS Tower 10                 Director and President
Vice President and General                                  Minneapolis, MN 55440
Manager

                              American Express Financial                                 Vice President and General
                              Advisors Inc.                                              Manager

                              IDS Property Casualty         1 WEG Blvd.                  Director and President
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Paul A. Connolly,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Colleen Curran,               American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel

                              American Express Service                                   Vice President and Chief
                              Corporation                                                Legal Counsel
----------------------------- ----------------------------- ---------------------------- ----------------------------

Regenia David,                American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Luz Maria Davis               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Gordon L. Eid,                American Express Financial    IDS Tower 10                 Senior Vice President,
Director, Senior Vice         Advisors Inc.                 Minneapolis, MN 55440        General Counsel and Chief
President, Deputy General                                                                Compliance Officer
Counsel and Chief
Compliance Officer

                              American Express Insurance                                 Director and Vice President
                              Agency of Arizona Inc.

                              American Express Insurance                                 Director and Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Director and Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Director and Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Director and Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Director and Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Director and Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Director and Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Wyoming Inc.

                              IDS Real Estate Services,                                  Vice President
                              Inc.

                              Investors Syndicate                                        Director
                              Development Corp.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Robert M. Elconin,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Mark A. Ernst,                American Enterprise           IDS Tower 10                 Director and Senior Vice
Senior Vice President         Investment Services Inc.      Minneapolis, MN 55440        President

                              American Enterprise Life                                   Director
                              Insurance Company

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              American Express Service                                   Senior Vice President
                              Corporation
----------------------------- ----------------------------- ---------------------------- ----------------------------

Gordon M. Fines,              American Express Asset        IDS Tower 10                 Executive Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas L. Forsberg,          American Centurion Life       IDS Tower 10                 Director
Vice President                Assurance Company             Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey P. Fox,               American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Corporate Controller
Corporate Controller
----------------------------- ----------------------------- ---------------------------- ----------------------------

Harvey Golub,                 American Express Company      American Express Tower       Chairman and Chief
Director                                                    World Financial Center       Executive Officer
                                                            New York, NY  10285

                              American Express Travel                                    Chairman and Chief
                              Related Services Company,                                  Executive Officer
                              Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

David A. Hammer,              American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Marketing Controller
Marketing Controller

                              IDS Plan Services of                                       Director and Vice President
                              California, Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,             AMEX Assurance Company        IDS Tower 10                 Vice President
Vice President                                              Minneapolis, MN 55440

                              American Enterprise Life                                   Vice President
                              Insurance Company

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Partners Life                                     Director and Vice
                              Insurance Company                                          President

                              IDS Certificate Company                                    Vice President

                              IDS Life Insurance Company                                 Vice President

                              IDS Life Series Fund, Inc.                                 Vice President

                              IDS Life Variable Annuity                                  Vice President
                              Funds A and B

                              Investors Syndicate                                        Director and Vice
                              Development Corp.                                          President

                              IDS Life Insurance Company    P.O. Box 5144                Investment Officer
                              of New York                   Albany, NY 12205

                              IDS Property Casualty         1 WEG Blvd.                  Vice President
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Scott A. Hawkinson,           American Centurion Life       IDS Tower 10                 Chief Actuary
Vice President                Assurance Company             Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Janis K. Heaney,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

James G. Hirsh,               American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel
----------------------------- ----------------------------- ---------------------------- ----------------------------

Darryl G. Horsman,            American Express Trust        IDS Tower 10                 Director and President
Vice President                Company                       Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,            AMEX Assurance Company        IDS Tower 10                 Vice President, Treasurer
Vice President and                                          Minneapolis, MN 55440        and Assistant Secretary
Corporate Treasurer

                              American Centurion Life                                    Vice President and
                              Assurance Company                                          Treasurer

                              American Enterprise                                        Vice President and
                              Investment Services Inc.                                   Treasurer

                              American Enterprise Life                                   Vice President and
                              Insurance Company                                          Treasurer

                              American Express Asset                                     Vice President and
                              Management Group Inc.                                      Treasurer

                              American Express Asset                                     Vice President and
                              Management International                                   Treasurer
                              Inc.

                              American Express Client                                    Vice President and
                              Service Corporation                                        Treasurer

                              American Express Corporation                               Vice President and
                                                                                         Treasurer

                              American Express Financial                                 Vice President and
                              Advisors Inc.                                              Treasurer

                              American Express Insurance                                 Vice President and
                              Agency of Arizona Inc.                                     Treasurer

                              American Express Insurance                                 Vice President and
                              Agency of Idaho Inc.                                       Treasurer

                              American Express Insurance                                 Vice President and
                              Agency of Nevada Inc.                                      Treasurer

                              American Express Minnesota                                 Vice President and
                              Foundation                                                 Treasurer

                              American Express Property                                  Vice President and
                              Casualty Insurance Agency                                  Treasurer
                              of Kentucky Inc.

                              American Express Property                                  Vice President and
                              Casualty Insurance Agency                                  Treasurer
                              of Maryland Inc.

                              American Express Property                                  Vice President and
                              Casualty Insurance Agency                                  Treasurer
                              of Pennsylvania Inc.

                              American Express Partners                                  Vice President and
                              Life Insurance Company                                     Treasurer

                              IDS Cable Corporation                                      Director, Vice President
                                                                                         and Treasurer

                              IDS Cable II Corporation                                   Director, Vice President
                                                                                         and Treasurer

                              IDS Capital Holdings Inc.                                  Vice President, Treasurer
                                                                                         and Assistant Secretary

                              IDS Certificate Company                                    Vice President and
                                                                                         Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Alabama Inc.                                               Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Arkansas Inc.                                              Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Massachusetts Inc.                                         Treasurer

                              IDS Insurance Agency of New                                Vice President and
                              Mexico Inc.                                                Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              North Carolina Inc.                                        Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Ohio Inc.                                                  Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Wyoming Inc.                                               Treasurer

                              IDS Life Insurance Company                                 Vice President, Treasurer
                                                                                         and Assistant Secretary

                              IDS Life Series Fund Inc.                                  Vice President and
                                                                                         Treasurer

                              IDS Life Variable Annuity                                  Vice President and
                              Funds A & B                                                Treasurer

                              IDS Management Corporation                                 Director, Vice President
                                                                                         and Treasurer

                              IDS Partnership Services                                   Vice President and
                              Corporation                                                Treasurer

                              IDS Plan Services of                                       Vice President and
                              California, Inc.                                           Treasurer

                              IDS Real Estate Services,                                  Vice President and
                              Inc.                                                       Treasurer

                              IDS Realty Corporation                                     Vice President and
                                                                                         Treasurer

                              IDS Sales Support Inc.                                     Vice President and
                                                                                         Treasurer

                              IDS Securities Corporation                                 Vice President and
                                                                                         Treasurer

                              Investors Syndicate                                        Vice President and
                              Development Corp.                                          Treasurer

                              IDS Property Casualty         1 WEG Blvd.                  Vice President, Treasurer
                              Insurance Company             DePere, WI 54115             and Assistant Secretary

                              North Dakota Public                                        Vice President and
                              Employee Payment Company                                   Treasurer
----------------------------- ----------------------------- ---------------------------- ----------------------------

David R. Hubers,              AMEX Assurance Company        IDS Tower 10                 Director
Director, President and                                     Minneapolis, MN 55440
Chief Executive Officer

                              American Express Financial                                 Chairman, President and
                              Advisors Inc.                                              Chief Executive Officer

                              American Express Service                                   Director and President
                              Corporation

                              IDS Certificate Company                                    Director

                              IDS Life Insurance Company                                 Director

                              IDS Plan Services of                                       Director and President
                              California, Inc.

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Martin G. Hurwitz,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

James M. Jensen,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Marietta L. Johns,            American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Nancy E. Jones,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Service                                   Vice President
                              Corporation
----------------------------- ----------------------------- ---------------------------- ----------------------------

James E. Kaarre,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Matthew N. Karstetter,        American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Linda B. Keene,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

G. Michael Kennedy,           American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Susan D. Kinder,              American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              IDS Securities Corporation                                 Director
----------------------------- ----------------------------- ---------------------------- ----------------------------

Brian C. Kleinberg,           American Express Financial    IDS Tower 10                 Executive Vice President
Executive Vice President      Advisors Inc.                 Minneapolis, MN 55440

                              American Express Service                                   Director
                              Corporation

                              AMEX Assurance Company                                     Director and Chairman of
                                                                                         the Board

                              IDS Property Casualty         1 WEG Blvd.                  Director and Chairman of
                              Insurance Company             DePere, WI 54115             the Board
----------------------------- ----------------------------- ---------------------------- ----------------------------

Richard W. Kling,             AMEX Assurance Company        IDS Tower 10                 Director
Director and Senior Vice                                    Minneapolis, MN 55440
President

                              American Centurion Life                                    Director
                              Assurance Company

                              American Enterprise Life                                   Director and Chairman of
                              Insurance Company                                          the Board

                              American Express Corporation                               Director and President

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              American Express Insurance                                 Director and President
                              Agency of Arizona Inc.

                              American Express Insurance                                 Director and President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Director and President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Director and President
                              Agency of Oregon Inc.

                              American Express Property                                  Director and President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Director and President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Director and President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              American Express Service                                   Vice President
                              Corporation

                              American Partners Life                                     Director and Chairman of
                              Insurance Company                                          the Board

                              IDS Certificate Company                                    Director and Chairman of
                                                                                         the Board

                              IDS Insurance Agency of                                    Director and President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Director and President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Director and President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Director and President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Director and President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Director and President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Director and President
                              Wyoming Inc.

                              IDS Life Insurance Company                                 Director and President

                              IDS Life Series Fund, Inc.                                 Director and President

                              IDS Life Variable Annuity                                  Manager, Chairman of the
                              Funds A and B                                              Board and President

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115

                              IDS Life Insurance Company    P.O. Box 5144                Director, Chairman of the
                              of New York                   Albany, NY 12205             Board and President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Director and Executive
                                                                                         Vice President

                              IDS Life Series Fund, Inc.                                 Vice President and Chief
                                                                                         Actuary

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Claire Kolmodin,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Steve C. Kumagai,             American Express Financial    IDS Tower 10                 Director and Senior Vice
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440        President
President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Edward Labenski, Jr.,         American Express Asset        IDS Tower 10                 Senior Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Kurt A Larson,                American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lori J. Larson,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Futures Corporation                                    Director
----------------------------- ----------------------------- ---------------------------- ----------------------------

Daniel E. Laufenberg,         American Express Financial    IDS Tower 10                 Vice President and Chief
Vice President and Chief      Advisors Inc.                 Minneapolis, MN 55440        U.S. Economist
U.S. Economist
----------------------------- ----------------------------- ---------------------------- ----------------------------

Richard J. Lazarchic,         American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Peter A. Lefferts,            American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Trust                                     Director
                              Company

                              IDS Plan Services of                                       Director
                              California, Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas A. Lennick,           American Express Financial    IDS Tower 10                 Director and Executive
Director and Executive Vice   Advisors Inc.                 Minneapolis, MN 55440        Vice President
President

                              IDS Securities Corporation                                 Director, President and
                                                                                         Chief Executive Officer
----------------------------- ----------------------------- ---------------------------- ----------------------------

Mary J. Malevich,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Fred A. Mandell,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Thomas W. Medcalf,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

William C. Melton,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

James A. Mitchell,            AMEX Assurance Company        IDS Tower 10                 Director
Director and Executive Vice                                 Minneapolis, MN 55440
President

                              American Enterprise                                        Director
                              Investment Services Inc.

                              American Express Financial                                 Executive Vice President
                              Advisors Inc.

                              American Express Service                                   Director and Senior Vice
                              Corporation                                                President

                              American Express Tax and                                   Director
                              Business Services Inc.

                              IDS Certificate Company                                    Director

                              IDS Life Insurance Company                                 Director, Chairman of the
                                                                                         Board and Chief Executive
                                                                                         Officer

                              IDS Plan Services of                                       Director
                              California, Inc.

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

William P. Miller,            Advisory Capital Strategies   IDS Tower 10                 Vice President
Vice President and Senior     Group Inc.                    Minneapolis, MN 55440
Portfolio Manager

                              American Express Asset                                     Senior Vice President
                              Management Group Inc.

                              American Express Financial                                 Vice President and Senior
                              Advisors Inc.                                              Portfolio Manager
----------------------------- ----------------------------- ---------------------------- ----------------------------

Pamela J. Moret,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Trust                                     Vice President
                              Company

                              IDS Life Insurance Company                                 Executive Vice President

                              IDS Life Insurance Company    P.O. Box 5144                Vice President
                              of New York                   Albany, NY  12205
----------------------------- ----------------------------- ---------------------------- ----------------------------

Barry J. Murphy,              American Express Client       IDS Tower 10                 Director and President
Director and Senior Vice      Service Corporation           Minneapolis, MN 55440
President

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              IDS Life Insurance Company                                 Director and Executive
                                                                                         Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Mary Owens Neal,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Robert J. Neis,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

James R. Palmer,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Carla P. Pavone,              American Express Client       IDS Tower 10                 Director and Vice President
Vice President                Service Corporation           Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              North Dakota Public                                        Director and President
                              Employee Payment Company
----------------------------- ----------------------------- ---------------------------- ----------------------------

Thomas P. Perrine,            American Express Financial    IDS Tower 10                 Senior Vice President
Senior Vice President         Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Susan B. Plimpton,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Ronald W. Powell,             American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel

                              IDS Cable Corporation                                      Vice President and
                                                                                         Assistant Secretary

                              IDS Cable II Corporation                                   Vice President and
                                                                                         Assistant Secretary

                              IDS Management Corporation                                 Vice President and
                                                                                         Assistant Secretary

                              IDS Partnership Services                                   Vice President and
                              Corporation                                                Assistant Secretary

                              IDS Plan Services of                                       Vice President and
                              California, Inc.                                           Assistant Secretary

                              IDS Realty Corporation                                     Vice President and
                                                                                         Assistant Secretary
----------------------------- ----------------------------- ---------------------------- ----------------------------

 James M. Punch,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Frederick C. Quirsfeld,       American Express Asset        IDS Tower 10                 Vice President
Senior Vice President         Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Debra J. Rabe,                American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

ReBecca K. Roloff,            American Express Financial    IDS Tower 10                 Senior Vice President
Senior Vice President         Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Stephen W. Roszell,           Advisory Capital Strategies   IDS Tower 10                 Director
Senior Vice President         Group Inc.                    Minneapolis, MN 55440

                              American Express Asset                                     Director, President and
                              Management Group Inc.                                      Chief Executive Officer

                              American Express Asset                                     Director
                              Management International,
                              Inc.

                              American Express Asset                                     Director
                              Management Ltd.

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

John P. Ryan,                 American Express Financial    IDS Tower 10                 Vice President and General
Vice President and General    Advisors Inc.                 Minneapolis, MN 55440        Auditor
Auditor
----------------------------- ----------------------------- ---------------------------- ----------------------------

Erven A. Samsel,              American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,           American Centurion Life       IDS Tower 10                 Director, Chairman and
Senior Vice President and     Assurance Company             Minneapolis, MN 55440        President
Chief Financial Officer

                              American Enterprise Life                                   Director and Executive
                              Insurance Company                                          Vice President

                              American Express Corporation                               Director

                              American Express Financial                                 Senior Vice President and
                              Advisors Inc.                                              Chief Financial Officer

                              American Partners Life                                     Director and President
                              Insurance Agency

                              IDS Certificate Company                                    Director and President

                              IDS Life Insurance Company                                 Director and Executive
                                                                                         Vice President

                              Investors Syndicate                                        Director, Chairman of the
                              Development Corp.                                          Board and President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Donald K. Shanks,             AMEX Assurance Company        IDS Tower 10                 Senior Vice President
Vice President                                              Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              IDS Property Casualty         1 WEG Blvd.                  Senior Vice President
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

F. Dale Simmons,              AMEX Assurance Company        IDS Tower 10                 Vice President
Vice President                                              Minneapolis, MN 55440

                              American Enterprise Life                                   Vice President
                              Insurance

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Partners Life                                     Vice President
                              Insurance Company

                              IDS Certificate Company                                    Vice President

                              IDS Life Insurance Company                                 Vice President

                              IDS Partnership Services                                   Director and Vice President
                              Corporation

                              IDS Real Estate Services                                   Director and Vice President
                              Inc.

                              IDS Realty Corporation                                     Director and Vice President

                              IDS Life Insurance Company    Box 5144                     Vice President and
                              of New York                   Albany, NY 12205             Assistant Treasurer
----------------------------- ----------------------------- ---------------------------- ----------------------------

Judy P. Skoglund,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Ben C. Smith,                 American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

William A. Smith,             American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Controller
Controller
----------------------------- ----------------------------- ---------------------------- ----------------------------

Bridget Sperl,                American Express Client       IDS Tower 10                 Vice President
Vice President                Service Corporation           Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,        American Enterprise Life      IDS Tower 10                 Director, Vice President,
Vice President and            Insurance Company             Minneapolis, MN 55440        General Counsel and
Assistant General Counsel                                                                Secretary

                              American Express Corporation                               Director, Vice President
                                                                                         and Secretary

                              American Express Financial                                 Vice President and
                              Advisors Inc.                                              Assistant General Counsel

                              American Partners Life                                     Director, Vice President,
                              Insurance Company                                          General Counsel and
                                                                                         Secretary

                              IDS Life Insurance Company                                 Vice President, General
                                                                                         Counsel and Secretary

                              IDS Life Series Fund Inc.                                  General Counsel and
                                                                                         Assistant Secretary

                              IDS Life Variable Annuity                                  General Counsel and
                              Funds A & B                                                Assistant Secretary
----------------------------- ----------------------------- ---------------------------- ----------------------------

James J. Strauss,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey J. Stremcha,          American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Barbara Stroup Stewart,       American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Wesley W. Wadman,             American Express Asset        IDS Tower 10                 Executive Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Asset                                     Director and Senior Vice
                              Management International,                                  President
                              Inc.

                              American Express Asset                                     Director and Vice Chairman
                              Management Ltd.

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              IDS Fund Management Limited                                Director and Vice Chairman
----------------------------- ----------------------------- ---------------------------- ----------------------------

Norman Weaver Jr.,            American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Insurance                                 Vice President
                              Agency of Arizona Inc.

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael L. Weiner,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Capital Holdings Inc.                                  Vice President

                              IDS Futures Brokerage Group                                Vice President

                              IDS Futures Corporation                                    Vice President, Treasurer
                                                                                         and Secretary

                              IDS Sales Support Inc.                                     Director, Vice President
                                                                                         and Assistant Treasurer
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lawrence J. Welte,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey F. Welter,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Edwin M. Wistrand,            American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael D. Wolf,              American Express Asset        IDS Tower 10                 Executive Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael R. Woodward,          American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.

                              IDS Life Insurance Company    Box 5144                     Director
                              of New York                   Albany, NY 12205
----------------------------- ----------------------------- ---------------------------- ----------------------------

Item 29. The Fund has no principal underwriter.

Item 30. Location of Accounts and Records

                  American Express Financial Corporation
                  IDS Tower 10
                  Minneapolis, Minnesota

Item 31. Management Services

                  Not applicable

Item 32. Undertakings

                  (a)      Not applicable.

                  (b)      Not applicable.

                  (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Life Series Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Minneapolis and State of Minnesota on the 2nd day of July, 1998.


         IDS LIFE SERIES FUND, INC.


         By  /s/  Richard W. Kling
                  Richard W. Kling


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 2nd day of July, 1998.

Signature                                            Capacity

/s/      Richard W. Kling*                           President and Director
         Richard W. Kling

/s/      Paul F. Kolkman*                            Vice President and Chief
         Paul F. Kolkman                             Actuary

/s/      Jeffrey S. Horton*                          Vice President and
         Jeffrey S. Horton                           Controller

/s/      Lorraine R. Hart                            Vice President,
         Lorraine R. Hart                            Investments

/s/      Edward Landes*                              Director
         Edward Landes

/s/      Carl N. Platou*                             Director
         Carl N. Platou

/s/      Gordon H. Ritz*                             Director
         Gordon H. Ritz

Signature                                            Capacity

/s/      Timothy S. Meehan                           Secretary
         Timothy S. Meehan

/s/      William A. Stoltzmann                       General Counsel and
         William A. Stoltzmann                       Assistant Secretary


*Signed pursuant to Power of Attorney dated April 11, 1997, filed electronically as Exhibit 17 with Post-Effective Amendment No. 20 to Registration Statement No. 2-97636, is incorporated herein by reference.


/s/ Colin Lancaster
---------------------------
Colin Lancaster

                CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 22
                      TO REGISTRATION STATEMENT NO. 2-97636

This Post-Effective Amendment comprises the following papers and documents:

Part C.

         Other Information.

The signatures.